Property, Plant and Equipment (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Wind Power Assets [Member] | Sao Bento Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.17%
RV/BV-1	85.98%
RV/BV-1 (5% Variation)	81.73%
RV/BV-1 (10% Variation)	77.66%
Impairment Risk	R$ 0
Wind Power Assets [Member] | Brisa I Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.17%
RV/BV-1	76.93%
RV/BV-1 (5% Variation)	72.69%
RV/BV-1 (10% Variation)	68.61%
Impairment Risk	R$ 0
Wind Power Assets [Member] | Brisa I I Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.17%
RV/BV-1	70.38%
RV/BV-1 (5% Variation)	65.45%
RV/BV-1 (10% Variation)	60.73%
Impairment Risk	R$ 0
Wind Power Assets [Member] | Bento Miguel Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.17%
RV/BV-1	49.46%
RV/BV-1 (5% Variation)	45.05%
RV/BV-1 (10% Variation)	40.87%
Impairment Risk	R$ 0
Wind Power Assets [Member] | Cutia Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.17%
RV/BV-1	39.32%
RV/BV-1 (5% Variation)	35.53%
RV/BV-1 (10% Variation)	31.92%
Impairment Risk	R$ 0
Wind Power Assets [Member] | Jandaira Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.29%
RV/BV-1	43.28%
RV/BV-1 (5% Variation)	39.34%
RV/BV-1 (10% Variation)	35.58%
Impairment Risk	R$ 0
Wind Power Assets [Member] | Vilas Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	4.94%
RV/BV-1	59.50%
RV/BV-1 (5% Variation)	54.94%
RV/BV-1 (10% Variation)	50.57%
Impairment Risk	R$ 0
Wind Power Assets [Member] | Aventura Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	4.66%
RV/BV-1	47.92%
RV/BV-1 (5% Variation)	43.97%
RV/BV-1 (10% Variation)	40.17%
Impairment Risk	R$ 0
Wind Power Assets [Member] | Santa Rosa E Novo Mundo Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	4.66%
RV/BV-1	151.84%
RV/BV-1 (5% Variation)	145.11%
RV/BV-1 (10% Variation)	138.65%
Impairment Risk	R$ 0
Hydric Assets [Member] | Foz Do Areia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.43%
RV/BV-1	78.05%
RV/BV-1 (5% Variation)	72.30%
RV/BV-1 (10% Variation)	66.81%
Impairment Risk	R$ 0
Hydric Assets [Member] | Segredo [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.43%
RV/BV-1	54.22%
RV/BV-1 (5% Variation)	49.51%
RV/BV-1 (10% Variation)	45.01%
Impairment Risk	R$ 0
Hydric Assets [Member] | Caxias [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.43%
RV/BV-1	52.17%
RV/BV-1 (5% Variation)	47.62%
RV/BV-1 (10% Variation)	43.27%
Impairment Risk	R$ 0
Hydric Assets [Member] | Baixo Iguaçu [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.43%
RV/BV-1	3.52%
RV/BV-1 (5% Variation)	1.05%
RV/BV-1 (10% Variation)	(1.33%)
Impairment Risk	R$ 8,189
Hydric Assets [Member] | Maua [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.43%
RV/BV-1	126.24%
RV/BV-1 (5% Variation)	121.53%
RV/BV-1 (10% Variation)	116.98%
Impairment Risk	R$ 0
Hydric Assets [Member] | Bela Vista [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.66%
RV/BV-1	96.08%
RV/BV-1 (5% Variation)	89.39%
RV/BV-1 (10% Variation)	83.08%
Impairment Risk	R$ 0
Hydric Assets [Member] | Elejor [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.00%
RV/BV-1	27.83%
RV/BV-1 (5% Variation)	24.65%
RV/BV-1 (10% Variation)	21.59%
Impairment Risk	R$ 0